CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

December 31, 2022 (UNAUDITED)

Common Stock (75.42%)	Shares	Fair Value
Australia (0.59%)
Treasury Wine Estates, Ltd.	41,298	$381,165

Canada (3.19%)
Brookfield Corp.	65,593	2,061,294

France (10.67%)
Edenred(a)	55,594	3,018,846
Safran SA	31,066	3,876,503
		6,895,349

Germany (10.04%)
CTS Eventim AG & Co. KGaA(a)(b)	49,536	3,150,889
SAP SE	32,507	3,344,066
		6,494,955

Great Britain (13.70%)
Melrose Industries PLC	1,502,068	2,430,197
RS GROUP PLC(a)	190,782	2,055,099
Sensata Technologies Holding PLC	76,591	3,092,745
WAG Payment Solutions PLC(a)(b)	1,333,260	1,273,401
		8,851,442

Hong Kong (5.90%)
AIA Group, Ltd.	342,945	3,813,942

Ireland (6.84%)
CRH PLC(a)	67,473	2,665,110
Experian PLC(a)	51,910	1,756,509
		4,421,619

Japan (7.05%)
Keyence Corp.	4,920	1,917,363
NOF Corp.	62,280	2,492,238

Common Stock (continued)	Shares	Fair Value
Japan (continued)
Obic Co., Ltd.	977	$143,723
		4,553,324

Luxembourg (3.13%)
Perimeter Solutions SA(a)(b)	167,415	1,530,173
Spotify Technology SA(a)(b)	6,227	491,622
		2,021,795

Netherlands (4.36%)
Adyen NV(b)(c)(d)	845	1,161,912
ASML Holding NV(a)	3,077	1,654,442
		2,816,354

Switzerland (4.89%)
Alcon, Inc.(a)	46,275	3,160,024

United States (5.06%)
PerkinElmer, Inc.(a)	23,330	3,271,333

Total Common Stock
(Cost $52,025,775)		$48,742,596

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.10%
Call Options Purchased 0.10%
Intel Corp.
01/19/24, $42.50, $3,475,545	1,315	64,435

Total Call Options Purchased
(Cost $142,058)		64,435

Total Investments (75.52%)		$48,807,031
Securities Sold Short (-35.25%)		$(22,781,704)
Other Assets In Excess of Liabilities (59.73%)(e)		38,602,646
Net Assets (100.00%)		$64,627,973

(a)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of December 31, 2022, the aggregate value of those securities was $20,426,290 and $2,500,000 in cash, representing 35.47% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate fair value of securities restricted under Rule 144A was $1,161,912, representing 1.80% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2022, the aggregate fair value of those securities was $1,161,912 representing 1.80% of net assets.
(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Country Composition (December 31, 2022) (Unaudited)

Common Stock
Great Britain	13.70%
France	10.67%
Germany	10.04%
Japan	7.05%
Ireland	6.84%
Hong Kong	5.90%
United States	5.06%
Switzerland	4.89%
Netherlands	4.36%
Canada	3.19%
Luxembourg	3.13%
Australia	0.59%
75.42%

Securities Sold Short
Common Stock
Bermuda	-0.34%
Canada	-0.52%
Taiwan	-0.52%
Denmark	-0.74%
France	-1.06%
Germany	-3.14%
Netherlands	-3.15%
Sweden	-3.32%
Great Britain	-3.46%
Switzerland	-4.05%
Japan	-4.37%
United States	-7.36%
Exchange Traded Funds
India	-1.24%
United States	-1.98%
-35.25%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Amadeus IT Group SA	$1,555,960	FEDEF-1D	50 bps	11/6/2023	$1,657,095	$101,135
Morgan Stanley	Amplifon SPA	803,107	FEDEF-1D	50 bps	1/19/2024	824,576	21,469
Bank Of America Merrill Lynch	BAML Swap MLHMBLDR Basket	(533,887)	SONIA-1D	(30) bps	12/21/2023	(497,057)	36,831
Bank Of America Merrill Lynch	BAML Swap MLSESEMI Basket(a)	(965,087)	FEDEF-1D	(30) bps	01/02/2024	(900,033)	65,054
Morgan Stanley	Becle SAB de CV	1,062,980	FEDEF-1D	130 bps	9/25/2023	1,243,404	180,424
Morgan Stanley	Bureau Veritas SA	1,183,169	FEDEF-1D	50 bps	1/19/2024	1,187,652	4,483
Morgan Stanley	Constellation Software, Inc.	911,196	FEDEF-1D	30 bps	11/6/2023	1,021,915	110,719
Morgan Stanley	Dechra Pharma	2,251,014	FEDEF-1D	50 bps	10/5/2023	2,378,333	127,319
Morgan Stanley	Diasorin SPA	675,192	FEDEF-1D	50 bps	6/12/2023	795,771	120,579
Morgan Stanley	Eurofins Scientific	1,599,748	FEDEF-1D	50 bps	1/19/2024	1,628,857	29,108
Goldman Sachs	GS Swap GSCBSECN Basket Index(a)	(814,948)	FEDEF-1D	(35) bps	12/20/2023	(801,444)	13,503
Goldman Sachs	GS Swap GSCBSXK1 Basket Index(a)	(959,321)	ESTR-1D	(50) bps	10/25/2023	(917,517)	41,804
Goldman Sachs	GS Swap GSEUINDS Basket Index(a)	(1,302,134)	ESTR-1D	(50) bps	12/29/2023	(1,254,311)	47,823
Morgan Stanley	James Hardie Industries PLC	(533,543)	FEDEF-1D	(50) bps	01/15/2024	(486,393)	47,150
Morgan Stanley	JB Hi-Fi, Ltd.	(618,892)	FEDEF-1D	(50) bps	04/04/2023	(497,619)	121,273
Morgan Stanley	JD.Com, Inc.	2,606,496	FEDEF-1D	50 bps	11/20/2023	3,678,958	1,072,462
Morgan Stanley	Koninklijke DSM NV	942,727	FEDEF-1D	50 bps	10/20/2023	998,827	56,100
Morgan Stanley	Koninklijke DSM NV	584,141	FEDEF-1D	50 bps	10/13/2023	711,983	127,842
Morgan Stanley	MS Swap MSCBUTES Basket Index	(754,474)	ESTR-1D	(32) bps	06/26/2023	(606,986)	147,488
Morgan Stanley	MS Swap MSKERING Basket Index(a)	(1,359,916)	ESTR-1D	(32) bps	12/29/2023	(1,251,886)	108,031
Morgan Stanley	Prosus N.V.	1,751,231	FEDEF-1D	50 bps	12/11/2023	1,961,727	210,496
Morgan Stanley	Rentokil	1,032,709	FEDEF-1D	50 bps	7/13/2023	1,136,040	103,331
Morgan Stanley	Sartorius Stedim Biotech	759,942	FEDEF-1D	50 bps	6/20/2023	776,761	16,819
Morgan Stanley	Schneider Electric	2,179,335	FEDEF-1D	50 bps	11/07/2023	2,551,236	371,901
Morgan Stanley	Treasury Wine Estates, Ltd.	2,075,984	FEDEF-1D	50 bps	02/20/2023	2,290,229	214,245
Morgan Stanley	Universal Music Group	1,381,632	FEDEF-1D	50 bps	10/16/2023	1,769,521	387,889
		$15,514,361				$19,399,639	$3,885,278
Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Bank Of America Merrill Lynch	BAML Swap MLSEBOAT Basket	230,308	FEDEF-1D	(30) bps	11/10/2023	217,581	(12,727)
Goldman Sachs	Commonwealth Bank of Australia	$(384,564)	FEDEF-1D	(50) bps	01/25/2024	$(384,976)	$(412)
Morgan Stanley	EURO STOXX Banks (Price) Index	(926,878)	FEDEF-1D	(40) bps	12/28/2023	(974,289)	(47,411)
Goldman Sachs	GS Swap GSCBERE1 Basket Index(a)	(1,234,057)	ESTR-1D	(50) bps	01/03/2024	(1,234,766)	(708)
Goldman Sachs	GS Swap GSCBHOMB Basket Index	(579,142)	FEDEF-1D	(35) bps	01/24/2024	(580,261)	(1,119)
Goldman Sachs	GS Swap GSCBSADS Basket Index	(462,117)	FEDEF-1D	(40) bps	12/20/2023	(476,869)	(14,753)
Goldman Sachs	Gscbsehk Basket Trs	567,321	FEDEF-1D	40 bps	01/31/2024	566,454	(867)
Goldman Sachs	GS Swap GSCBSFOD Basket Index(a)	(734,057)	FEDEF-1D	(35) bps	12/13/2023	(764,775)	(30,719)
Morgan Stanley	London Stock Exchange	2,147,696	FEDEF-1D	50 bps	06/06/2023	2,120,995	(26,701)
Morgan Stanley	MS Swap MSESMACH Basket Index(a)	1,164,874	ESTR-1D	59 bps	11/07/2023	1,127,332	(37,542)
Morgan Stanley	MS Swap MSJSYSBK Basket Index(a)	$766,346	MUTSC-1D	50 bps	12/15/2023	$656,642	$(109,704)
Morgan Stanley	MS Swap MSSECLVT Basket Index(a)	1,363,680	FEDEF-1D	39 bps	12/11/2023	1,236,496	(127,183)
Morgan Stanley	MS Swap MSSEEWT Basket Index(a)	(740,558)	FEDEF-1D	(110) bps	11/27/2023	(837,712)	(97,154)
Morgan Stanley	MS Swap MSSENERGY Basket Index	(618,468)	FEDEF-1D	(50) bps	12/22/2023	(624,774)	(6,307)
Morgan Stanley	MS Swap MSUKCONS Basket Index(a)	(809,561)	SONIA-1D	(32) bps	12/04/2023	(885,548)	(75,987)
Morgan Stanley	Olympus Corp Npv	970,350	FEDEF-1D	50 bps	02/13/2023	856,770	(113,580)
Morgan Stanley	Partners Group Holding AG	719,773	FEDEF-1D	50 bps	11/06/2023	701,855	(17,919)
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	1,225,518	FEDEF-1D	95 bps	12/15/2023	1,148,191	(77,327)
Morgan Stanley	Worldline SA/France	1,662,384	FEDEF-1D	50 bps	11/10/2023	1,527,848	(134,536)
		$3,880,959				$2,948,305	$(932,656)
TOTAL		$19,395,320				$22,347,944	$2,952,622

ESTR-1D - Euro Short-Term Rate (Daily)
FEDEF-1D - Federal Funds Effective Rate (Daily)
SONIA-1D - Daily Sterling Overnight Index Average (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSECN Basket Index as of December 31, 2022.

GS Swap GSCBSECN Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Academy Sports & Outdoors, Inc.	(1,989)	(USD 104,481)	13.04%
Floor & Decor Holdings, Inc.	(1,851)	(128,906)	16.08%
Ralph Lauren Corp.	(1,566)	(165,491)	20.65%
RH	(1,208)	(322,665)	40.26%
Topgolf Callaway Brands Corp.	(4,046)	(79,913)	9.97%
Common Stocks Total		(801,456)	100.00%

Total Short Securities (US Dollars)		(801,456)

Remaining Securities and Cash		11
Grand Total (US Dollars)		(USD 801,444)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSXK1 Basket Index as of December 31, 2022.

GS Swap GSCBSXK1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
BT Group PLC	(30,149)	(EUR 33,782)	3.92%
Cellnex Telecom SA	(1,280)	(39,565)	4.60%
Deutsche Telekom AG	(2,222)	(41,414)	4.82%
Elisa Oyj	(842)	(41,651)	4.84%
Freenet AG	(1,989)	(40,624)	4.72%
Infrastrutture Wireless Italiane SpA	(4,550)	(42,837)	4.98%
Koninklijke KPN NV	(14,036)	(40,565)	4.72%
Millicom International Cellular SA	(297)	(39,185)	4.56%
Nokia Oyj	(9,186)	(39,746)	4.62%
Orange SA	(4,195)	(38,931)	4.53%
Proximus SADP	(3,721)	(33,471)	3.89%
SES SA	(6,922)	(42,153)	4.90%
Swisscom AG	(83)	(42,145)	4.90%
Tele2 AB	(400)	(34,053)	3.96%
Telecom Italia SpA/Milano	(219,227)	(47,419)	5.52%
Telefonaktiebolaget LM Ericsson	(581)	(35,378)	4.11%
Telefonica Deutschland Holding AG	(18,105)	(41,697)	4.85%
Telefonica SA	(11,214)	(37,961)	4.42%
Telenor ASA	(385)	(35,239)	4.10%
Telia Co AB	(1,185)	(31,579)	3.67%
Vantage Towers AG	(1,535)	(49,260)	5.73%
Vodafone Group PLC	(37,250)	(31,379)	3.64%
Common Stocks Total		(860,034)	100.00%

Total Short Securities (Euros)		(860.034)

12/30 USDEUR Spot Rate of		0.937
Grand Total (US Dollars)		(USD 917,517)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSEUINDS Basket Index as of December 31, 2022.

GS Swap GSEUINDS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Aalberts NV	(126)	(EUR 4,550)	0.39%
ABB Ltd	(2,260)	(63,419)	5.40%
AddTech AB	(32)	(4,790)	0.41%
Adecco Group AG	(223)	(6,805)	0.58%
Aena SME SA	(99)	(11,630)	0.99%
Aeroports de Paris	(42)	(5,215)	0.44%
Airbus SE	(835)	(92,752)	7.89%
Alfa Laval AB	(36)	(10,951)	0.93%
Alfen N.V.	(26)	(2,195)	0.19%
Alstom SA	(452)	(10,311)	0.88%
ANDRITZ AG	(94)	(5,022)	0.43%
AP Moller - Maersk A/S	(1)	(13,884)	1.18%
Ashtead Group PLC	(708)	(33,411)	2.84%
Atlas Copco AB	(330)	(40,637)	3.46%
BAE Systems PLC	(5,258)	(45,012)	3.83%
Beijer Ref AB	(33)	(4,916)	0.42%
Bollore SE	(1,169)	(6,104)	0.52%
Bucher Industries AG	(10)	(3,762)	0.32%
Bunzl PLC	(545)	(15,028)	1.28%
CNH Industrial NV	(1,423)	(21,299)	1.81%
Daimler Truck Holding AG	(684)	(19,785)	1.68%
Dassault Aviation SA	(33)	(5,169)	0.44%
DCC PLC	(163)	(6,647)	0.57%
Deutsche Post AG	(1,380)	(48,534)	4.13%
Diploma PLC	(211)	(5,849)	0.50%
DKSH Holding AG	(51)	(3,591)	0.31%
DS Smith PLC	(2,322)	(7,466)	0.64%
Elis SA	(298)	(4,119)	0.35%
Epiroc AB	(79)	(15,089)	1.28%
Ferguson PLC	(323)	(33,708)	2.87%
Flughafen Zurich AG	(31)	(4,374)	0.37%
GEA Group AG	(216)	(8,237)	0.70%
Georg Fischer AG	(122)	(6,905)	0.59%
Getlink SE	(541)	(8,094)	0.69%
Grafton Group PLC	(294)	(2,316)	0.20%
Halma PLC	(588)	(11,615)	0.99%
Hays PLC	(2,993)	(3,463)	0.29%
Huhtamaki Oyj	(135)	(4,314)	0.37%
IMI PLC	(409)	(5,274)	0.45%
Inchcape PLC	(542)	(4,441)	0.38%
Indutrade AB	(32)	(6,818)	0.58%
International Distributions Services PLC	(1,004)	(2,138)	0.18%
Interpump Group SpA	(112)	(4,737)	0.40%
Intertek Group PLC	(250)	(10,093)	0.86%
ISS A/S	(25)	(3,661)	0.31%
KION Group AG	(93)	(2,487)	0.21%
Knorr-Bremse AG	(90)	(4,583)	0.39%
Kongsberg Gruppen ASA	(12)	(5,167)	0.44%
Kuehne + Nagel International AG	(80)	(17,123)	1.46%
Legrand SA	(369)	(27,601)	2.35%
Leonardo SpA	(653)	(5,261)	0.45%
Lifco AB	(27)	(4,650)	0.40%
Metso Outotec Oyj	(957)	(9,203)	0.78%
Mondi PLC	(683)	(9,633)	0.82%
MTU Aero Engines AG	(75)	(15,105)	1.29%
Nexans SA	(41)	(3,433)	0.29%
Prysmian SpA	(364)	(12,622)	1.07%
QinetiQ Group PLC	(688)	(2,457)	0.21%
Randstad NV	(175)	(9,959)	0.85%
Rational AG	(8)	(4,499)	0.38%
Rexel SA	(328)	(6,053)	0.52%
Rheinmetall AG	(64)	(11,903)	1.01%
Rotork PLC	(1,201)	(3,681)	0.31%
RS GROUP PLC	(741)	(6,636)	0.56%
Saab AB	(10)	(3,915)	0.33%
Sandvik AB	(136)	(25,693)	2.19%
Schindler Holding AG	(56)	(9,708)	0.83%
Securitas AB	(67)	(5,813)	0.49%
Serco Group PLC	(2,135)	(3,318)	0.28%
SGS SA	(9)	(18,736)	1.59%
Siemens AG	(1,052)	(136,327)	11.60%
SIG Group AG	(472)	(9,539)	0.81%
Smiths Group PLC	(592)	(9,466)	0.81%
Smurfit Kappa Group PLC	(345)	(11,909)	1.01%
Spectris PLC	(182)	(5,452)	0.46%
Spirax-Sarco Engineering PLC	(115)	(12,205)	1.04%
Teleperformance	(81)	(18,136)	1.54%
Thales SA	(152)	(18,152)	1.54%
TOMRA Systems ASA	(33)	(5,388)	0.46%
Travis Perkins PLC	(365)	(3,244)	0.28%
Trelleborg AB	(28)	(6,811)	0.58%
Valmet Oyj	(244)	(6,131)	0.52%
VAT Group AG	(37)	(9,323)	0.79%
Volvo AB	(201)	(37,833)	3.22%
Wartsila OYJ Abp	(752)	(5,918)	0.50%
Weir Group PLC/The	(395)	(6,590)	0.56%
Wise PLC	(965)	(5,428)	0.46%
Common Stocks Total		(1,175,221)	100.00%

Total Short Securities (Euros)		(1,175,221)

12/30 USDEUR Spot Rate of		0.937
Grand Total (US Dollars)		(USD 1,254,311)

The following table represents the equity basket holdings underlying the total return swap with BAML Swap MLSESEMI Basket Index as of December 31, 2022.

BAML Swap MLSESEMI Basket Index

Description	Shares	Value	Percentage of Value
Short Securities Common Stocks
Applied Materials, Inc.	(2,997)	(USD 291,882)	32.43%
KLA Corp.	(829)	(312,583)	34.73%
Lam Research Corp.	(703)	(295,571)	32.84%
Common Stocks Total		(900,037)	100.00%

Total Short Securities (US Dollars)		(900,037)

Remaining Securities and Cash		4
Grand Total (US Dollars)		(USD 900,033)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSKERING Basket Index as of December 31, 2022.

MS Swap MSKERING Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Alten SA	(185)	(EUR 21,644)	1.85%
ArcelorMittal SA	(897)	(22,052)	1.88%
B&M European Value Retail SA	(4,820)	(22,366)	1.91%
Buzzi Unicem SpA	(1,269)	(22,847)	1.94%
De' Longhi SpA	(1,065)	(22,351)	1.91%
D'ieteren Group	(126)	(22,614)	1.93%
Elis SA	(1,832)	(25,323)	2.16%
Hays PLC	(16,376)	(21,453)	1.83%
HeidelbergCement AG	(432)	(23,017)	1.96%
ISS A/S	(1,132)	(22,421)	1.91%
JD Sports Fashion PLC	(15,883)	(22,554)	1.92%
Kering SA	(1,517)	(721,237)	61.49%
Klepierre SA	(1,026)	(22,094)	1.88%
Legrand SA	(286)	(21,379)	1.82%
ROCKWOOL A/S	(106)	(23,334)	1.99%
Royal Unibrew A/S	(353)	(23,516)	2.00%
Scout24 SE	(437)	(20,514)	1.75%
SSAB AB	(4,267)	(21,849)	1.86%
TietoEVRY Oyj	(876)	(23,238)	1.98%
Trigano SA	(200)	(25,525)	2.18%
Voestalpine AG	(876)	(21,713)	1.85%
Common Stocks Total		(1,173,041)	100.00%

Total Short Securities (Euros)		(1,173,041)

12/30 USDEUR Spot Rate of		0.937
Grand Total (US Dollars)		(USD 1,251,886)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSESMACH Basket Index as of December 31, 2022.

MS Swap MSESMACH Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Bayer AG	18,989	EUR 917,718	86.88%
Brookfield Renewable Partners LP	5,840	138,646	13.12%
Common Stocks Total		1,056,364	100.00%

Total Long Securities (Euros)		1,056,364

12/30 USDEUR Spot Rate of		0.937
Grand Total (US Dollars)		USD 1,127,332

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEEWT Basket Index as of December 31, 2022.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(592)	(USD 4,517)	0.54%
Advantech Co., Ltd.	(835)	(8,997)	1.07%
Airtac International Group	(265)	(8,024)	0.96%
ASE Technology Holding Co., Ltd.	(5,423)	(16,595)	1.98%
Asia Cement Corp.	(3,485)	(4,635)	0.55%
ASMedia Technology, Inc.	(131)	(2,846)	0.34%
Asustek Computer, Inc.	(1,295)	(11,322)	1.35%
AUO Corp.	(9,775)	(4,790)	0.57%
Catcher Technology Co., Ltd.	(1,419)	(7,806)	0.93%
Cathay Financial Holding Co., Ltd.	(9,340)	(12,142)	1.45%
Chailease Holding Co., Ltd.	(1,917)	(13,537)	1.62%
Chang Hwa Commercial Bank, Ltd.	(13,130)	(7,353)	0.88%
Cheng Shin Rubber Industry Co., Ltd.	(4,869)	(5,356)	0.64%
Chicony Electronics Co., Ltd.	(1,879)	(5,280)	0.63%
China Development Financial Holding Corp.	(34,572)	(14,175)	1.69%
China Steel Corp.	(19,915)	(19,318)	2.31%
Chunghwa Telecom Co., Ltd.	(5,928)	(21,814)	2.60%
Compal Electronics, Inc.	(10,138)	(7,604)	0.91%
CTBC Financial Holding Co., Ltd.	(28,282)	(20,363)	2.43%
Delta Electronics, Inc.	(3,200)	(29,828)	3.56%
E.Sun Financial Holding Co., Ltd.	(17,105)	(13,342)	1.59%
Eclat Textile Co., Ltd.	(361)	(5,820)	0.69%
Evergreen Marine Corp Taiwan, Ltd.	(3,265)	(17,306)	2.07%
Far Eastern New Century Corp.	(7,652)	(7,958)	0.95%
Far EasTone Telecommunications Co., Ltd.	(3,652)	(7,815)	0.93%
Feng TAY Enterprise Co., Ltd.	(1,105)	(7,428)	0.89%
First Financial Holding Co., Ltd.	(18,879)	(16,236)	1.94%
Formosa Chemicals & Fibre Corp.	(4,570)	(10,465)	1.25%
Formosa Petrochemical Corp.	(2,408)	(6,285)	0.75%
Formosa Plastics Corp.	(6,390)	(18,019)	2.15%
Foxconn Technology Co., Ltd.	(2,929)	(4,951)	0.59%
Fubon Financial Holding Co., Ltd.	(12,333)	(22,569)	2.69%
Giant Manufacturing Co., Ltd.	(686)	(4,471)	0.53%
Globalwafers Co., Ltd.	(409)	(5,684)	0.68%
Highwealth Construction Corp.	(3,755)	(4,920)	0.59%
Hiwin Technologies Corp.	(642)	(3,815)	0.46%
Hon Hai Precision Industry Co., Ltd.	(18,603)	(60,460)	7.22%
Hotai Motor Co., Ltd.	(535)	(10,232)	1.22%
Hua Nan Financial Holdings Co., Ltd.	(17,905)	(13,071)	1.56%
Innolux Corp.	(18,436)	(6,637)	0.79%
Inventec Corp.	(6,131)	(5,212)	0.62%
Largan Precision Co., Ltd.	(214)	(14,232)	1.70%
Lite-On Technology Corp.	(4,411)	(9,175)	1.10%

Mega Financial Holding Co., Ltd.	(17,973)	(17,794)	2.12%
Micro-Star International Co., Ltd.	(1,672)	(6,505)	0.78%
Nan Ya Plastics Corp.	(8,113)	(18,740)	2.24%
Nanya Technology Corp.	(3,192)	(5,331)	0.64%
Nien Made Enterprise Co., Ltd.	(409)	(3,914)	0.47%
Novatek Microelectronics Corp.	(996)	(10,228)	1.22%
Oneness Biotech Co., Ltd.	(659)	(5,268)	0.63%
Pegatron Corp.	(2,568)	(5,316)	0.63%
Phison Electronics Corp.	(409)	(4,189)	0.50%
Pou Chen Corp.	(6,640)	(7,371)	0.88%
Powertech Technology, Inc.	(1,881)	(4,852)	0.58%
President Chain Store Corp.	(996)	(8,817)	1.05%
Quanta Computer, Inc.	(4,871)	(11,447)	1.37%
Realtek Semiconductor Corp.	(852)	(7,786)	0.93%
Ruentex Development Co., Ltd.	(7,544)	(10,636)	1.27%
Shanghai Commercial & Savings Bank, Ltd.	(7,399)	(10,581)	1.26%
Shin Kong Financial Holding Co., Ltd.	(27,516)	(7,980)	0.95%
SinoPac Financial Holdings Co., Ltd.	(18,393)	(9,932)	1.19%
Synnex Technology International Corp.	(3,903)	(7,534)	0.90%
Taishin Financial Holding Co., Ltd.	(23,183)	(11,360)	1.36%
Taiwan Business Bank	(19,693)	(8,271)	0.99%
Taiwan Cement Corp.	(6,684)	(7,285)	0.87%
Taiwan Cooperative Financial Holding Co., Ltd.	(18,200)	(15,470)	1.85%
Taiwan High Speed Rail Corp.	(6,179)	(5,808)	0.69%
Taiwan Mobile Co., Ltd.	(3,190)	(9,826)	1.17%
Unimicron Technology Corp.	(2,667)	(10,402)	1.24%
Uni-President Enterprises Corp.	(7,654)	(16,610)	1.98%
United Microelectronics Corp.	(19,661)	(25,953)	3.10%
Vanguard International Semiconductor Corp.	(1,881)	(4,741)	0.57%
Walsin Technology Corp.	(854)	(2,195)	0.26%
Win Semiconductors Corp.	(662)	(2,938)	0.35%
Winbond Electronics Corp.	(10,139)	(6,489)	0.77%
Wistron Corp.	(7,146)	(6,860)	0.82%
Wiwynn Corp.	(253)	(6,561)	0.78%
WPG Holdings, Ltd.	(4,411)	(6,881)	0.82%
Yageo Corp.	(332)	(4,877)	0.58%
Yuanta Financial Holding Co., Ltd.	(18,156)	(12,891)	1.54%
Zhen Ding Technology Holding, Ltd.	(1,672)	(5,719)	0.68%
Common Stocks Total		(837,756)	100.00%

Total Short Securities (US Dollars)		(837,756)

Remaining Securities and Cash		44
Grand Total (US Dollars)		(USD 837,712)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSUKCONS Basket Index as of December 31, 2022.

MS Swap MSUKCONS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Associated British Foods PLC	(26,286)	(GBP 414,796)	56.19%
Dunelm Group PLC	(1,059)	(10,365)	1.40%
Frasers Group PLC	(2,001)	(14,207)	1.93%
Kingfisher PLC	(63,924)	(151,501)	20.52%
Next PLC	(2,522)	(147,305)	19.96%
Common Stocks Total		(738,174)	100.00%

Total Short Securities (British Pounds)		(738,174)

12/30 USDGBP Spot Rate of		0.834
Grand Total (US Dollars)		(USD 885,548)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBERE1 Basket Index as of December 31, 2022.

GS Swap GSCBERE1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Alten SA	(222)	(EUR 25,888)	2.24%
ArcelorMittal SA	(2,376)	(58,382)	5.04%
B&M European Value Retail SA	(6,375)	(26,220)	2.27%
Buzzi Unicem SpA	(5,852)	(105,342)	9.11%
Carlsberg AS	(88)	(81,381)	7.03%
De' Longhi SpA	(1,562)	(32,771)	2.83%
D'ieteren Group	(150)	(26,863)	2.32%
Elis SA	(3,611)	(49,902)	4.31%
Hays PLC	(22,063)	(25,527)	2.21%
HeidelbergCement AG	(2,008)	(106,990)	9.25%
ISS A/S	(434)	(63,944)	5.53%
JD Sports Fashion PLC	(20,905)	(26,372)	2.28%
Klepierre SA	(1,535)	(33,038)	2.86%
Legrand SA	(1,140)	(85,259)	7.37%
ROCKWOOL A/S	(17)	(27,261)	2.36%
Royal Unibrew A/S	(83)	(41,012)	3.54%
Scout24 SE	(514)	(24,117)	2.08%
Securitas AB	(1,131)	(98,354)	8.50%
SSAB AB	(1,007)	(57,333)	4.96%
TietoEVRY Oyj	(1,037)	(27,509)	2.38%
Trigano SA	(394)	(50,282)	4.34%
Voestalpine AG	(3,359)	(83,230)	7.19%
Common Stocks Total		(1,156,978)	100.00%

Total Short Securities (Euros)		(1,156,978)

12/30 USDEUR Spot Rate of		0.937
Grand Total (US Dollars)		(USD 1,234,766)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSFOD Basket Index as of December 31, 2022.

GS Swap GSCBSFOD Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Campbell Soup Co.	(2,466)	(USD 139,918)	18.30%
General Mills, Inc.	(1,566)	(131,319)	17.17%
Hershey Co./The	(551)	(127,543)	16.68%
Kellogg Co.	(1,755)	(125,019)	16.35%
Mondelez International, Inc.	(1,918)	(127,836)	16.71%
Sysco Corp.	(1,479)	(113,106)	14.79%
Common Stocks Total		(764,740)	100.00%

Total Short Securities (US Dollars)		(764,740)

Remaining Securities and Cash		(35)
Grand Total (US Dollars)		(USD 764,775)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSJSYSBK Basket Index as of December 31, 2022.

MS Swap MSJSYSBK Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Ajinomoto Co., Inc.	450	JPY 1,814,202	2.09%
Asahi Intecc Co., Ltd.	721	1,560,033	1.80%
Daikin Industries, Ltd.	80	1,612,883	1.86%
FANUC Corp.	90	1,786,263	2.06%
Hoya Corp.	124	1,569,517	1.81%
Justsystems Corp.	19,545	55,059,068	63.55%
Kose Corp.	129	1,865,677	2.15%
M3, Inc.	391	1,397,530	1.61%
MISUMI Group, Inc.	553	1,593,053	1.84%
Murata Manufacturing Co., Ltd.	240	1,581,262	1.83%
Nippon Paint Holdings Co., Ltd.	1,772	1,841,484	2.13%
Omron Corp.	252	1,612,925	1.86%
Seven & i Holdings Co., Ltd.	343	1,940,103	2.24%
Shimadzu Corp.	442	1,655,822	1.91%
SMC Corp.	27	1,521,197	1.76%
Sony Group Corp.	160	1,609,068	1.86%
Terumo Corp.	456	1,708,683	1.97%
Trend Micro, Inc./Japan	266	1,635,463	1.89%
Yaskawa Electric Corp.	407	1,718,852	1.98%
Yokogawa Electric Corp.	740	1,557,355	1.80%
Common Stocks Total		86,640,440	100.00%

Total Long Securities (Japanese Yen)		86,640,440

12/30 USDJPY Spot Rate of		131.945
Grand Total (US Dollars)		USD 656,642

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSECLVT Basket Index as of December 31, 2022.

MS Swap MSSECLVT Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Assa Abloy AB	1,015	USD 21,799	1.76%
Capgemini SE	130	21,568	1.74%
CHR Hansen Holding A/S	375	26,861	2.17%
Clarivate PLC	90,058	751,084	60.74%
Coloplast A/S	188	21,877	1.77%
Compass Group PLC	1,050	24,233	1.96%
Dassault Systemes SE	623	22,267	1.80%
Deutsche Boerse AG	139	23,934	1.94%
Diageo PLC	529	23,232	1.88%
EssilorLuxottica SA	132	23,788	1.92%
Heineken NV	264	24,729	2.00%
Hexagon AB	1,979	20,701	1.67%
Kerry Group PLC	243	21,810	1.76%
L'Oreal SA	67	23,862	1.93%
LVMH Moet Hennessy Louis Vuitton SE	33	23,973	1.94%
Merck KGaA	128	24,619	1.99%
Pernod Ricard SA	122	23,847	1.93%
Sika AG	88	21,044	1.70%
Sonova Holding AG	90	21,423	1.73%
Straumann Holding AG	200	22,873	1.85%
Unilever PLC	484	24,361	1.97%
Wolters Kluwer NV	219	22,861	1.85%
Common Stocks Total		1,236,747	100.00%

Total Long Securities (US Dollars)		1,236,747

Remaining Securities and Cash		(251)
Grand Total (US Dollars)		USD 1,236,496

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBUTES Basket Index as of December 31, 2022.

MS Swap MSCBUTES Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Enagas SA	(9,401)	(EUR 145,994)	25.67%
Red Electrica Corp SA	(26,001)	(422,773)	74.34%
Common Stocks Total		(568,766)	100.00%

Total Short Securities (Euros)		(568,766)

	12/30 USDEUR Spot Rate of	0.937
Grand Total (US Dollars)		(USD 606,986)

See accompanying Notes to Schedule of Investments.

Securities Sold Short(a)	Shares	Fair Value
Common Stocks (32.03%)
Bermuda (0.34)%
Triton International, Ltd.	(3,217)	$(221,265)

Canada (0.52)%
Metro, Inc./CN	(2,966)	(164,110)
Saputo, Inc.	(6,934)	(171,540)
		(335,650)
Denmark (0.74)%
A P Moller-Maersk A/S	(212)	(475,246)

France (1.06)%
Alstom SA	(2,667)	(64,954)
Remy Cointreau SA	(3,673)	(617,793)
		(682,747)
Germany (3.14)%
Brenntag SE	(12,981)	(827,359)
HelloFresh SE	(8,229)	(180,303)
KION Group AG	(9,032)	(258,047)
Mercedes-Benz Group AG	(11,707)	(767,149)
		(2,032,858)
Great Britain (3.46)%
Amcor PLC	(66,465)	(791,598)
Ferguson PLC	(2,597)	(329,741)
Intercontinental Hotels Group	(3,711)	(211,770)
International Consolidated Airlines Group SA	(57,410)	(85,522)
Intertek Group PLC	(1,409)	(68,372)
Lloyds Banking Group PLC	(895,390)	(489,095)
Rio Tinto PLC	(3,808)	(265,586)
		(2,241,684)
Japan (4.37)%
Daifuku Co., Ltd.	(5,350)	(250,582)
MISUMI Group, Inc.	(4,430)	(96,661)
Nippon Yusen KK	(72,880)	(1,717,813)
Shimano, Inc.	(4,771)	(756,446)
		(2,821,502)
Netherlands (3.15)%
Koninklijke Ahold Delhaize NV	(5,757)	(164,909)
Randstad NV	(20,574)	(1,250,704)
STMicroelectronics NV	(17,573)	(618,814)
		(2,034,427)
Sweden (3.32)%
Atlas Copco AB	(33,488)	(357,072)
Axfood AB	(7,535)	(206,752)
EQT AB	(28,530)	(604,033)
H & M Hennes & Mauritz AB, Class B	(90,599)	(975,942)
		(2,143,799)

Switzerland (4.05)%
ABB, Ltd.	(13,525)	(410,194)

	Shares	Fair Value
Switzerland (continued)
Cie Financiere Richemont SA, Class A	(4,479)	$(580,450)
Kuehne + Nagel International AG	(2,217)	(515,671)
Lonza Group AG	(577)	(282,575)
Nestle SA	(3,179)	(368,135)
Swisscom AG	(837)	(458,305)
		(2,615,330)
Taiwan (0.52)%
United Microelectronics Corp., Sponsored ADR	(51,494)	(336,256)

United States (7.36)%
AutoNation, Inc.	(4,210)	(451,733)
Brunswick Corp.	(7,939)	(572,243)
Camping World Holdings, Inc., Class A	(9,755)	(217,732)
Clorox Co.	(2,029)	(284,730)
CSX Corp.	(5,679)	(175,935)
Installed Building Products, Inc.	(4,903)	(419,697)
JB Hunt Transport Services, Inc.	(3,685)	(642,517)
Kimberly-Clark Corp.	(2,283)	(309,917)
Norfolk Southern Corp.	(463)	(114,092)
Textainer Group Holdings, Ltd.	(22,468)	(696,733)
Thor Industries, Inc.	(4,762)	(359,483)
Winnebago Industries, Inc.	(9,741)	(513,351)
		(4,758,163)
Total Common Stocks
(Proceeds $20,688,273)		$(20,698,927)

Exchange Traded Funds (3.22%)
Invesco DB US Dollar Index Bullish Fund	(46,025)	(1,279,955)
WisdomTree India Earnings Fund	(24,634)	(802,822)

Total Exchange Traded Funds
(Proceeds $2,240,321)		$(2,082,777)

Total Securities Sold Short (35.25%)
(Proceeds $22,928,594)		$(22,781,704)

CPG Cooper Square International Equity, LLC

Notes to Schedule of Investments (Unaudited)
December 31, 2022

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of December 31, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	48,742,596	–	–	48,742,596
Call Options Purchased	64,435	–	–	64,435
TOTAL	$48,807,031	$–	$–	$48,807,031

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	3,885,278	–	3,885,278
Liabilities
Securities Sold Short
Common Stocks	(20,698,927)	–	–	(20,698,927)
Exchange Traded Funds	(2,082,777)	–	–	(2,082,777)
Total Return Swap Contracts(a)	–	(932,656)	–	(932,656)
TOTAL	$(22,781,704)	2,952,622	$–	(19,829,082)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: The Fund entered into total return contracts as of December 31, 2022. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Generally, upon entering into a total return swap no amount is recorded.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.